Operating Leases	12 Months Ended
Dec. 31, 2020
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel's operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership's revenues by time charter and bareboat charters and other revenues for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Time charter revenues (service element included)	$233,346	$237,387	$233,076
Bareboat revenues	45,235	45,115	45,115
Other revenues (loss of hire insurance recoveries and other income)	641	59	1,265
Total revenues	$279,222	$282,561	$279,456

As a result of the revised guidance on leasing, the lessor accounting did not change. See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2020, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including service element of the time charter, but excluding unexercised customer option periods):

(U.S. Dollars in thousands)
2021	264,937
2022	184,259
2023	99,805
2024	83,959
2025	58,366
2026 and thereafter	46,775
Total	$738,101

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2020 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in March 2023 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in August 2023 with Transpetro;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter that expires in April 2021 with Equinor Shipping Inc., a subsidiary of Equinor ASA;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011. The vessel operated under a time charter with Brazil Shipping I Limited, a subsidiary of Shell, until July 2014. From July 2014 until October 2015, the vessel was employed under a time charter with KNOT. Beginning in October 2015, the vessel commenced operations under a two-year time charter with Brazil Shipping I Limited, with options to extend until 2023. In March 2019, the time charter contract was suspended until April 2020. During the suspension period, the Windsor Knutsen operated under a time charter contract with Knutsen Shuttle Tankers Pool AS that ended in April 2020, when it was redelivered to Shell. In October 2020, Shell sent its notice of redelivery, which resulted in the expiration of the charter. The Windsor Knutsen was redelivered on December 7, 2020. It was expected that the vessel would then undertake a number of short-term voyage contracts when the vessel reported a crack in its main engine block on December 12, 2020 and the vessel was placed off-hire. The Partnership's hull and machinery insurance is expected to cover the cost of repairs and loss of hire insurance is expected to provide income at approximately the level earned during the vessel's prior long-term charter, excepting a 14-day deductible period under the policy, up to and until the vessel is ready to return to service. Based on lead times for the manufacturing of necessary parts, logistics and the repair itself, the Partnership currently anticipates that the vessel will return to service in or around June 2021.
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2023, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”), with options to extend until January 2026;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in August 2022 with Eni Trading and Shipping S.p.A. (“ENI”), with options to extend until August 2025;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in November 2022 with ENI, with options to extend until November 2024;
●	the Dan Cisne, a shuttle tanker built in 2011 that is currently operating under a bareboat charter that expires in September 2023 with Transpetro;
●	the Dan Sabia, a shuttle tanker built in 2012 that is currently operating under a bareboat charter that expires in January 2024 with Transpetro;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in February 2024 with Vår Energi Marine AS, a Norwegian subsidiary of Vår Energi ("Vår"), with options to extend until February 2029;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options to extend until June 2030;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter that expires in January 2022, with a subsidiary of Shell. The vessel will commence on a new 3-year time charter contract with a major oil company in 2023;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the second quarter of 2022 with a subsidiary of Shell. The vessel will commence on a new 3-year time charter contract with a major oil company in 2023;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the third quarter of 2022 with a subsidiary of Shell. The vessel will commence on a new 3-year time charter contract with a major oil company in 2023;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in the third quarter of 2022 with Galp Sinopec Brazil Services B.V. (“Galp”), with options to extend until the third quarter of 2028; and
●	The Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter that expires in the first quarter of 2022 with Galp, with options to extend until the first quarter of 2028.
●	The Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in the fourth quarter of 2027 with Equinor, with options to extend until the fourth quarter of 2040.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. Consequently, adoption of the new standard resulted in recording a right-of-use asset and a lease liability on the consolidated balance sheet for operating leases of $2.3 million as of January 1, 2019 using the portfolio approach. There was no cumulative effect adjustment to retained earnings of initially applying the standard related to the lessee accounting. As of December 31, 2020, the right-of-use asset and lease liability for operating leases was $1.5 million and are presented as separate line items on the balance sheets. The operating lease cost and corresponding cash flow effect for 2020 was $0.6 million. As of December 31, 2020, the weighted average discount rate for the operating leases for the portfolio was 4.8% and was determined using the expected incremental borrowing rate for a loan facility of similar term. The Tove Knutsen leased equipment was treated as a separate lease agreement and as of December 31, 2020, the weighted average discount rate for the operating lease was 2.3% and was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2020, the weighted average remaining lease term of the lease is 4.8 years and 2.0 years for the portfolio.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2020 is as follows:

(U.S. Dollars in thousands)
2021	703
2022	703
2023	58
2024	58
2025	44
Total	$1,566
Less imputed interest	76
Carrying value of operating lease liabilities	$1,490